Other equity reserves (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of reserves within equity [abstract]
Schedule of reserves within equity
As the amounts included in other equity reserves are not attributable to any of the other classes of equity presented, they have been disclosed as a separate classification of equity.

	Translation £m	Cash flow hedge £m	Available- for-sale £m	Capital redemption £m	Merger £m	Total £m
At 1 April 2015	479	(109)	94	19	(5,165)	(4,682)
Exchange adjustments[1]	69	—	—	—	—	69
Net gains taken to equity	—	50	43	—	—	93
Transferred to profit or loss	—	29	—	—	—	29
Tax	—	(15)	(17)	—	—	(32)
At 31 March 2016	548	(45)	120	19	(5,165)	(4,523)
Exchange adjustments[1]	346	—	—	—	—	346
Net (losses)/gains taken to equity	—	(36)	81	—	—	45
Transferred to/(from) profit or loss	—	227	(25)	—	—	202
Tax	—	(43)	(14)	—	—	(57)
At 31 March 2017	894	103	162	19	(5,165)	(3,987)
Exchange adjustments[1]	(504)	—	—	—	—	(504)
Net gains/(losses) taken to equity	—	19	(30)	—	—	(11)
Share of net gains taken to equity of associates	—	5	—	—	—	5
Transferred from profit or loss	—	(3)	(73)	—	—	(76)
Tax	—	4	29	—	—	33
At 31 March 2018	390	128	88	19	(5,165)	(4,540)

1.
The exchange adjustments recorded in the translation reserve comprise a loss of £1,304 million (2017: gain of £1,364 million; 2016: gain of £275 million) relating to the translation of foreign operations offset by a gain of £800 million (2017: loss of £1,018 million; 2016: loss of £206 million) relating to borrowings, cross-currency swaps and foreign exchange forward contracts used to hedge the net investment in the non-sterling denominated subsidiaries.